Basis of Presentation and Summary of Significant Accounting Policies - Income taxes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis of Presentation and Summary of Significant Accounting Policies
Corporate tax rate	21.00%	21.00%	21.00%	35.00%